DEBT SECURITIES IN ISSUE - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Senior unsecured notes issued	£ 1,280	£ 1,321
Total debt securities in issue	49,056	48,724
Before IFRS 9 impairment adjustments
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Senior unsecured notes issued	21,377	23,820
Covered bonds (note 25)	14,240	17,407
Certificates of deposit issued	1,607	290
Securitisation notes (note 25)	2,780	3,672
Commercial paper	9,052	3,535
Total debt securities in issue	£ 49,056	£ 48,724